INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 31,503	$ 32,037
Other comprehensive income:
Unrealized gain on cash flow hedges, net	62
Comprehensive income	$ 31,565	$ 32,037